SHAREHOLDERS' EQUITY (Schedule of Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options	401,295
Number of options
$ 9.85 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 9.85
Exercise price, maximum	$ 9.85
Number of options	381,295
Weighted average remaining contractual life (years)	4 years 2 months 19 days
Weighted average exercise price per share	$ 9.85
Number of options	3,350
Weighted average remaining contractual life (years)	4 years 2 months 19 days
Weighted average exercise price	$ 9.85
$ 14.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	$ 14.69
Exercise price, maximum	$ 14.69
Number of options	20,000
Weighted average remaining contractual life (years)	4 years 10 months 6 days
Weighted average exercise price per share	$ 14.69
Number of options
Weighted average remaining contractual life (years)
Weighted average exercise price